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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:         June 30, 2001
                                                    ------------------

Check here if Amendment  [   ];  Amendment Number:    ______
    This Amendment (Check only one.):          [   ]  is a restatement.
                                               [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Menno Insurance Service d/b/a MMA Capital Management
                           ----------------------------------------------------
Address:                   1110 North Main Street
                           ----------------------------------------------------
                           Goshen
                           ----------------------------------------------------
                           Indiana  46528
                           ----------------------------------------------------

13F File Number:           28-6988
                              ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      Howard L. Brenneman
                           ----------------------------------------------------
Title:                     President
                           ----------------------------------------------------
Phone:                     219/533-9511
                           ----------------------------------------------------

Signature, Place, and Date of Signing:

         /s/  Howard L. Brenneman            Goshen, IN           July 30, 2001
      ------------------------------     ------------------     ----------------
                [Signature]                 [City, State]             Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            -0-
                                                      ----------------------

Form 13F Information Table Entry Total:               $       194,793,522.14
                                                      ----------------------

Form 13F Information Table Value Total:               $       200,241,779.00
                                                      ----------------------
                                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.                       13F File Number         Name

          ____________              28 - ___________        ____________________

          [Repeat as necessary.]

MENNO INSURANCE SERVICE


ISSUER                        TITLE OF CLASS     CUSIP      FAIR MARKET VALUE   SHARES     INVESTMENT DISCRETION  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner Inc               Common        00184A105          606,373       11,441    Sole                   Sole      11441
AT&T Corp                         Common        001957109        1,666,874       75,767    Sole                   Sole      75767
Air Products & Chemicals Inc      Common        009158106        2,929,373       64,030    Sole                   Sole      64030
Albertson's Inc                   Common        013104104        4,376,801      145,942    Sole                   Sole      145942
Allstate Corp                     Common        020002101        4,779,953      108,660    Sole                   Sole      108660
Altera Corporation                Common        021441100        1,116,500       38,500    Sole                   Sole      38500
American International Group      Common        026874107        3,766,284       43,794    Sole                   Sole      43794
Anadarko Petroleum Corp           Common        032511107        3,771,456       69,803    Sole                   Sole      69803
Applied Materials                 Common        038222105          886,255       18,050    Sole                   Sole      18050
BP PLC                            Common        055622104        4,985,399      100,008    Sole                   Sole      100008
Bank of America Corp              Common        060505104        3,413,546       56,864    Sole                   Sole      56864
Bank One Corp                     Common        06423A103        2,937,641       82,057    Sole                   Sole      82057
Bellsouth Corp                    Common        079860102          218,022        5,414    Sole                   Sole      5414
Biomet Inc                        Common        090613100        3,200,796       66,600    Sole                   Sole      66600
Bristol-Myers Squibb Co           Common        110122108        1,382,917       26,442    Sole                   Sole      26442
Broadwing Inc                     Common        111620100        3,583,734      146,574    Sole                   Sole      146574
Chubb Corp                        Common        171232101        4,403,754       56,874    Sole                   Sole      56874
Cisco Systems Inc                 Common        17275R102        2,332,239      128,145    Sole                   Sole      128145
Citigroup Inc                     Common        172967101        4,291,929       81,225    Sole                   Sole      81225
Dell Computer Corp                Common        247025109        1,459,170       55,800    Sole                   Sole      55800
Dollar General Corp               Common        256669102        2,738,522      140,437    Sole                   Sole      140437
Duke-Weeks Realty Corp            Common        264411505          338,184       13,609    Sole                   Sole      13609
EMC Corp / Mass                   Common        268648102        1,058,292       36,430    Sole                   Sole      36430
Ensco International               Common        26874Q100        1,417,127       60,561    Sole                   Sole      60561
El Paso Corp                      Common        28336L109        2,388,311       45,457    Sole                   Sole      45457
Emerson Electric Co               Common        291011104        4,065,600       67,200    Sole                   Sole      67200
Fastenal Company                  Common        311900104        2,322,701       37,475    Sole                   Sole      37475
Federal Home Loan Mortgage        Common        313400301          219,310        3,133    Sole                   Sole      3133

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
Monday, July 30, 2001                                               Page 1 of 3
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

ISSUER                        TITLE OF CLASS     CUSIP      FAIR MARKET VALUE   SHARES     INVESTMENT DISCRETION  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn    Common        313586109        6,761,591       79,408    Sole                   Sole      79408
Fifth Third Bancorp               Common        316773100        2,756,295       45,900    Sole                   Sole      45900
Gannett Co                        Common        364730101        1,745,625       26,489    Sole                   Sole      26489
Gillette Company                  Common        375766102        1,781,436       61,450    Sole                   Sole      61450
Hewlett Packard Co                Common        428236103        3,501,841      122,442    Sole                   Sole      122442
Intel Corp                        Common        458140100        3,798,551      129,865    Sole                   Sole      129865
JP Morgan Chase & Co              Common        46625H100          231,519        5,191    Sole                   Sole      5191
Jabil Circuit Inc                 Common        466313103        1,191,782       38,619    Sole                   Sole      38619
Johnson & Johnson                 Common        478160104        5,929,025      118,581    Sole                   Sole      118580.5
Kimberly-Clark Corp               Common        494368103        2,971,085       53,150    Sole                   Sole      53150
Lowe's Companies                  Common        548661107        3,065,673       42,256    Sole                   Sole      42256
Masco Corp                        Common        574599106        3,546,991      142,107    Sole                   Sole      142107
Medtronic, Inc                    Common        585055106        4,232,000       91,980    Sole                   Sole      91980
Merck & Co Inc                    Common        589331107        2,904,773       45,451    Sole                   Sole      45451
Microsoft Corp                    Common        594918104        6,352,825       87,025    Sole                   Sole      87025
Minnesota Mining & Mfg Co         Common        604059105        1,785,095       15,645    Sole                   Sole      15645
Newell Rubbermaid, Inc            Common        651229106        2,587,333      103,081    Sole                   Sole      103081
Norfolk Southern Corp             Common        655844108        1,605,430       77,557    Sole                   Sole      77557
Oracle Corp                       Common        68389X105        3,132,150      164,850    Sole                   Sole      164850
Pepsico Inc                       Common        713448108        5,920,590      133,950    Sole                   Sole      133950
Pfizer Inc                        Common        717081103        5,984,431      149,424    Sole                   Sole      149424
Pitney Bowes Inc                  Common        724479100        4,660,578      110,650    Sole                   Sole      110650
Procter & Gamble Co               Common        742718109        3,644,575       57,125    Sole                   Sole      57125
Protective Life                   Common        743674103          927,990       27,000    Sole                   Sole      27000
SBC Communications Inc            Common        78387G103        3,632,240       90,670    Sole                   Sole      90670
St Jude Medical Inc               Common        790849103        1,977,000       32,950    Sole                   Sole      32950
Sara Lee Corp                     Common        803111103        1,982,545      104,675    Sole                   Sole      104675
Schlumberger Ltd                  Common        806857108          723,569       13,743    Sole                   Sole      13743
Scientific-Atlanta Inc            Common        808655104        1,110,410       27,350    Sole                   Sole      27350
Sonoco Products                   Common        835495102        2,794,621      112,324    Sole                   Sole      112324

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
Monday, July 30, 2001                                               Page 2 of 3
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

ISSUER                        TITLE OF CLASS     CUSIP      FAIR MARKET VALUE   SHARES     INVESTMENT DISCRETION  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems Inc              Common        866810104          735,696       46,800    Sole                   Sole      46800
Target Corp                       Common        87612E106        4,472,431      129,261    Sole                   Sole      129261
Tellabs, Inc                      Common        879664100        1,761,158       90,875    Sole                   Sole      90875
Texas Instruments Inc             Common        882508104        1,804,478       57,285    Sole                   Sole      57285
Thomas & Betts Corp               Common        884315102        2,113,754       95,775    Sole                   Sole      95775
Verizon Communications Inc        Common        92343V104        1,661,657       31,059    Sole                   Sole      31059
Wabash National Corp              Common        929566107        2,932,435      242,350    Sole                   Sole      242350
Wal Mart Stores                   Common        931142103          910,608       18,660    Sole                   Sole      18660
Wells Fargo Company               Common        949746101        4,932,352      106,232    Sole                   Sole      106232
Williams Communications Group     Common        969455104          613,948      206,716    Sole                   Sole      206716.4
Williams Companies Inc            Common        969457100        3,935,779      119,447    Sole                   Sole      119447
WorldCom Inc - WorldCom Group     Common        98157D106        1,479,143      104,165    Sole                   Sole      104165
Transocean Sedco Forex Inc        Common        G90078109        3,543,458       85,902    Sole                   Sole      85902

Aggregate Total                                                200,241,779    5,626,401






















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
Monday, July 30, 2001                                               Page 3 of 3

FMV OF ALL LISTED SECURITIES

SumOfFair Market Value
-----------------------

                   194,793,522.14


















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